Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2020
Other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of Capital Commitments

	SA Rand
Figures in million	2020	2019

Capital expenditure commitments

Contracts for capital expenditure	262	313
Share of joint operation's contracts for capital expenditure	106	105
Authorised by the directors but not contracted for	1 314	1 499
Total capital commitments	1 682	1 917

Disclosure of Guarantees

	SA Rand
Figures in million	2020	2019

Guarantees

Guarantees and suretyships	143	143
Environmental guarantees[1]	479	479

Total guarantees	622	622
1 At 30 June 2020 R104 million (2019: R89 million) has been pledged as collateral for environmental guarantees in favour of certain financial institutions. Refer to note 15.